ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Allocation of Consideration Transferred for Acquired Companies
The following table summarizes the allocation of the consideration transferred for the Acquired Companies, including the identified assets acquired and liabilities assumed as of the acquisition date.

(In thousands, USD)	Fair Value
Cash, (net of closing cash of $1,995) and working capital adjustments	$46,002
Fair value of KORE common stock issued to sellers (4,212,246 shares)	23,295
Total consideration	$69,297
Assets acquired:
Accounts receivable	3,303
Inventories	1,323
Prepaid expenses and other receivables	976
Property and equipment	201
Intangible assets	28,664
Total Assets acquired	34,467
Liabilities assumed:
Deferred tax liabilities	7,391
Accounts payable and accrued liabilities	2,638
Liabilities assumed	10,029
Net identifiable assets acquired	24,438
Goodwill (excess of consideration transferred over net identifiable assets acquired)	$44,859

The following table summarizes the allocation of the consideration transferred for BMP, including the identified assets acquired and liabilities assumed as of the acquisition date.

(In thousands, USD, except share amounts)	Fair Value
Cash, (net of closing cash of $1,995) and working capital adjustments	$46,002
Fair value of KORE Common Stock issued to sellers (4,212,246 shares)	23,295
Total consideration	$69,297
Assets acquired:
Accounts receivable	3,303
Inventories	1,323
Prepaid expenses and other receivables	976
Property and equipment	201
Intangible assets	28,664
Total Assets acquired	34,467
Liabilities assumed:
Deferred tax liabilities	7,391
Accounts payable and accrued liabilities	2,638
Liabilities assumed	10,029
Net identifiable assets acquired	24,438
Goodwill (excess of consideration transferred over net identifiable assets acquired)	$44,859

Schedule of Unaudited Pro Forma Information	Had the acquisition of BMP been completed on January 1, 2021, net revenue and loss would have been:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Net Revenue	$274,179	$278,601
Net Loss	104,483	22,415